Thacher Proffitt & Wood LLP Two World Financial Center New York, NY 10281 (212) 912-7400 Fax: (212) 912-7751 www.tpw.com

May 12, 2006

BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F. Street
Washington, D.C. 20549

Attention: Filing Desk

GE-WMC Mortgage Securities, LLC
Registration Statement on Form S-3 relating to Asset-Backed Pass-Through
Certificates and Asset-Backed Notes, to be combined with Registration
Statement No. 333-131203

Ladies and Gentlemen:

GE-WMC Mortgage Securities, LLC (the “Registrant”), has caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3.

The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to GE-WMC Mortgage Securities, LLC dated April 14, 2006 and request acceleration of the effectiveness of the same. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-127360 pursuant to Rule 429 under the Securities Act of 1933, as amended.

We have enclosed both clean and marked copies to show changes of the reviewed filing in response to the comments listed below.

Comments:

Base Prospectus

Purchase Obligations, page 73

1.
We reissue comment 17 of our letter dated February 9, 2006. It appears from your disclosure that the purchase obligations can be held by securityholders of the issuing entity. Please provide us with your analysis of how this structure complies with Rule 3a-7 of the Investment Company Act. Please note that your response and registration statement will be referred to the Division of Investment Management for review and additional comments may be forthcoming.

2.
We also note from your disclosure that the purchase obligation may be in the form of a remarketing agreement. If there is a possible remarketing procedure for any of the securities, please revise the base to include a discussion of the possible remarketing.

Response:

We have deleted all references to purchase obligations in the base prospectus.

In accordance with Rule 461, we request that the Commission, pursuant to its authority under Section 8(a) of the Securities Act of 1933, as amended, accelerate the effectiveness of Registration Statement No. 333-131203 to 3:00 p.m., Eastern Standard Time, May 17, 2006, or as soon thereafter as practicable.

The registrant acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours, GE-WMC Mortgage Securities, L.L.C.

By:	/s/ Todd Wallace
Name:	Todd Wallace
Title:	President